SUPPLEMENT DATED October 11, 2016

TO THE PROSPECTUS and

Statement of Additional Information

DATED August 21, 2015 FOR THE

Reaves Utilities ETF

The information below supplements the Prospectus and Statement of Additional Information (“SAI”), each dated August 21, 2015, for the Reaves Utilities ETF (the “Fund”), a series of ETFis Series Trust I:

Effective on or around the open of business on October 24, 2016, the Fund will transfer its primary listing to the NYSE Arca, Inc. and will no longer be listed on the NASDAQ Stock Exchange. Also effective as of such date, all references in the Fund’s Prospectus and SAI to the NASDAQ Stock Exchange are hereby changed to the NYSE Arca, Inc.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE